Losses per Share	6 Months Ended
Jun. 30, 2016
Losses per Share [Abstract]
Losses per Share
13.	Losses per Share:
The calculation of net earnings per common share is summarized below:
	Six month period ended June 30,
	2016	2015

Net loss	(11,859)	(2,056)

Weighted average common shares outstanding – basic and diluted	19,370,412	7,130,807
Net loss per common share – basic and diluted	$(0.61)	$(0.29)

As of June 30, 2016 and 2015, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2016	2015
Non-vested equity incentive plan shares (Note 14)	144,000	-
Convertible promissory note shares (Note 3)	27,738,890	4,444,444
Total	27,882,890	4,444,444